Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (265,842)	$ 562,327
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	250,604	195,321
Amortization of right-of-use assets		16,876
(Recovery of) provision for doubtful accounts	(8,463)	6,736
Deferred income tax	(20,846)	163,464
Loss on disposal of property and equipment	7,087
Changes in operating assets and liabilities:
Accounts receivable, net	(248,980)	(426,906)
Other receivables-bank acceptance notes	(448,281)	(60,322)
Advances to suppliers	122,765	(58,638)
Other receivables	30,050	(12,157)
Inventories, net	(122,625)	(278,488)
Accounts payable	229,881	106,258
Advances from customers	(110,497)	29,963
Payroll payable	39,160	75,478
Taxes payable	(115,684)	(393,478)
Amounts due to related parties	(1,527)	12,448
Principal payments under operating lease obligations		(4,503)
Net cash used in operating activities	(663,198)	(65,621)
Purchase of property and equipment	(625,053)	(21,765)
Deposit made for potential equity-method investment	(2,478,000)
Prepayments for non-current assets	(56,227)
Net cash used in investing activities	(3,159,280)	(21,765)
Cash flows from financing activities
Proceeds from short-term loans	1,407,441	72,159
Repayment of short-term loans	(281,488)
Proceeds from initial public offering, net	3,293,096
Payments of deferred offering costs	(264,949)	(116,289)
Principal payments under finance lease obligations		(12,700)
Net cash provided by (used in) financing activities	4,154,100	(56,830)
Effect of foreign exchange rate change on cash and cash equivalents	(6,452)	(58,903)
Net increase (decrease) in cash and cash equivalents	325,170	(203,119)
Cash and cash equivalents at the beginning of the period	1,056,236	1,793,323
Cash and cash equivalents at the end of the period	1,381,406	1,590,204
Supplemental disclosures of cash flow information:
Interest paid	15,749	27,474
Income taxes paid	$ 82,703	$ 206,836